DEALERSHIP SETTLEMENT	12 Months Ended
Dec. 31, 2023
DEALERSHIP SETTLEMENT
DEALERSHIP SETTLEMENT

10.DEALERSHIP SETTLEMENT

During 2017 and 2018, the Group entered into equity purchase agreements (the “Equity Purchase Agreements”) with certain dealership operators to acquire 70% equity interest of the dealerships. According to the Equity Purchase Agreements, the Group agreed to make share considerations to these dealership operators as part of the equity acquisition considerations, subject to certain payment triggers including the operating performance of the dealerships and service centers and KAH’s ordinary share price (“Contingent Consideration”). The Group recognized the Contingent Consideration as liability at fair value on the acquisition date and the subsequent changes in fair value as gain/loss into the consolidated statements of operations and comprehensive loss. In connection with the Group’s IPO on April 30, 2019, Moatable agreed to assume the Contingent Consideration from the Group, and the Group reclassified the Contingent Consideration from a liability to additional paid-in capital.

Since 2019, the Group had disruptions with certain dealership operators in operations of several dealerships. After continuous negotiations with the dealership operators, the Group entered into the amendments to Equity Purchase Agreement (the “Amendments”) with seven Dealership Operators in August 2021, to issue 1) a total of 300,917 ordinary shares (after giving effects to Share Consolidation effected in September 2023. Note 1) as the first batch and the first two tranches of second batch of the Contingent Consideration issuable to the dealership operators in accordance with the Equity Purchase Agreements subject to the operating performance of the dealerships and service centers before 2021; 2) a total of 478,169 ordinary shares (after giving effects to Share Consolidation effected in September 2023. Note 1) (“Compensation Shares”) to the dealership operators, in the purpose of alleviation of losses and distress that occurred during the temporary halt of business in the dealerships after the breakout of the pandemic and the historical dispute between the Group and the dealership operators. The number of Compensation Shares was determined through negotiation of the Group with each of the dealership operators while taking into consideration the hardships they experienced over the prior years and the need to make prompt resolution of the historical dispute with the dealership operators. The Group recognized the Compensation Shares as loss related to provision for dealership settlement based on fair value of the Compensation Shares by reference to share-based payment transactions pursuant to ASC 718.

On November 30, 2021, Renren transferred 894,841 ordinary shares (after giving effects to Share Consolidation effected in September 2023. Note 1) of the Company it held, to an escrow company to fully settle the Contingent Consideration shares of 547,967 (after giving effects to Share Consolidation effected in September 2023. Note 1). In addition to the Contingent Consideration shares, there were 346,874 shares (after giving effects to Share Consolidation effected in September 2023. Note 1) transferred toward settlement of the Compensation Shares, which are recognized by the Company as additional paid-in capital with a fair value of $8,897 based on the quoted price of Company’s ordinary share on the date of Renren’s transfer were treated by reference to a liability paid by the principal shareholder and thus recorded as the loss related to provision for dealership settlement in the Company’s financial statements with a corresponding credit to additional paid-in capital. The Company shall issue additional 131,295 shares (after giving effects to Share Consolidation effected in September 2023. Note 1) to the Dealership Operators to fully satisfy the Compensation Shares, which was recognized as payables loss related to provision for dealership settlement with a corresponding accrual of for dealership settlement at the fair value by reference to the quoted price of Company’s ordinary share at the commitment date with subsequent changes in fair value reflected in provision for dealership settlement. The Company, Renren and Dealership Operators agreed that the transfer of shares by Renren to the escrow company shall be deemed as fulfilment of Renren’s obligations related to the Contingent Consideration. According to the Amendments, the Dealership Operators should honor their commitments, including paying off their outstanding payables and debts to the Company, in order to obtain the shares. Consequently, the 894,841 shares (after giving effects to Share Consolidation effected in September 2023. Note 1) have been held by the escrow company since transferred from Renren, and were disclosed as issued and outstanding shares in the vesting of restricted shares award reverse acquisition item during 2021 in the Company’s Consolidated Statements of Changes in Equity. The escrow companies provide a pledge guarantee to fulfill dealership operators’ repayment obligations with shares it held. Proceeds from the sale of shares will be preferentially used to repay the outstanding payables and debts to Kaixin. The payables accrued for dealership settlement were $2,245 as of December 31, 2021. The total loss related to provision of the 478,169 Compensation Shares (after giving effects to Share Consolidation effected in September 2023. Note 1) to the Dealership Operators for the dealership settlement was $11,142 for the year 2021.

10.DEALERSHIP SETTLEMENT (CONTINUED)

In May 2022, the Company signed supplemental agreements to Equity Purchase Agreement (the “Supplemental Agreements”) with seven Dealership Operators, to confirm a total of 1,437,755 ordinary shares (after giving effects to Share Consolidation effected in September 2023. Note 1) as the remaining three tranches of the second batch of the Contingent Consideration will be issued to the Dealership Operators. Since then, the total of Consideration Shares and Compensation Shares were confirmed to be 2,249,918 ordinary shares (after giving effects to Share Consolidation effected in September 2023. Note 1). On May 26, 2022, the Company issued 1,355,077 ordinary shares (after giving effects to Share Consolidation effected in September 2023. Note 1) to the Dealership Operators and then put the shares into an escrow account. The 1,355,077 ordinary shares (after giving effects to Share Consolidation effected in September 2023. Note 1) shares are recognized by the Company as ordinary shares and additional paid-in capital with a total fair value of $17,379 based on the quoted price of Company’s ordinary share on the date of transfer. The payable for dealership settlement recognized as of December 31, 2021 amounting to $2,245 was also fully settled by the shares issued. As agreed with the Dealership Operators, the ordinary shares in the escrow companies were used to secure the repayment of the Dealership Operators’ outstanding payables to the Company.